Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management of financial risk
Beginning of the year	¥ (54,795)
End of the year	(82,340)	¥ (54,795)
Loans and advances to customer
Management of financial risk
Beginning of the year	(711)
Additions of impairment loss	(1,170)	(711)
Write-off	1,691
End of the year	(190)	(711)
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Management of financial risk
Beginning of the year	(9)	(1,818)	¥ (1,960)
Additions of impairment loss		(12,296)	(6,590)
Write-off	9	14,105	6,732
End of the year		(9)	¥ (1,818)
Credit risk | Loans and advances to customer
Management of financial risk
Beginning of the year	(711)
End of the year	¥ (190)	¥ (711)